Structured entities and derecognition of financial assets (Tables)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Schedule of Unconsolidated Entity Balance Sheet Amounts and Maximum Exposure to Loss

$ millions, as at October 31, 2024	Single-seller and multi-seller conduits		Third-party structured vehicles	Loan financing	Other (1)
On-balance sheet assets at carrying value (2)
Cash and non-interest-bearing deposits with banks	$–		$–	$–	$727
Securities	276		4,052	–	741
Loans	101		872	10,640	305
Investments in equity-accounted associates and joint ventures	–		53	–	22
	$377		$4,977	$10,640	$1,795
October 31, 2023	$505		$4,351	$6,858	$1,127
On-balance sheet liabilities at carrying value (2)
Deposits	$–		$–	$–	$730
Derivatives (3)	–		–	–	50
Other	–		–	–	270
	$–		$–	$–	$1,050
October 31, 2023	$–		$–	$–	$654
Maximum exposure to loss, net of hedges
Investments and loans	$377		$4,977	$10,640	$1,068
Notional of written derivatives, less fair value losses	–		–	–	22
Liquidity, credit facilities and commitments	16,637	(4)	1,653	8,526	255
Less: hedges of investments, loans and written derivatives exposure	–		–	–	(22)
	$17,014		$6,630	$19,166	$1,323
October 31, 2023	$13,636		$6,390	$12,358	$912

(1)	Includes Community Reinvestment Act -related investment vehicles, CIBC-managed investment funds, Capital vehicles and third-party structured vehicles related to structured credit run-off.
(2)	Excludes SEs established by CMHC, Fannie Mae, Freddie Mac, Ginnie Mae, FHLB, Federal Farm Credit Bank, and Student Loan Marketing Association.
(3)
Comprises written credit default swaps (CDS) and total return swaps (TRS) under which we assume exposures. Excludes foreign exchange derivatives, interest rate derivatives and other derivatives provided as part of normal client facilitation.

(4)
Excludes an additional $6.2 billion (2023: $4.3 billion) relating to our backstop liquidity facilities provided to the multi-seller conduits as part of their commitment to fund purchases of additional assets. Also excludes $276 million (2023: $414 million) of our direct investments in the multi-seller conduits which we consider investment exposure.

Schedule of Carrying Amount and Fair Value of Transferred Financial Assets that did not Qualify for Derecognition and Associated Financial Liabilities
The following table provides the carrying amount and fair value of transferred financial assets that did not qualify for derecognition and the associated financial liabilities:

$ millions, as at October 31		2024		2023
	Carrying amount	Fair value	Carrying amount	Fair value

Residential mortgage securitizations (1)	$14,612	$14,598	$14,227	$13,959
Securities held by counterparties as collateral under repurchase agreements (2)	72,433	72,433	49,794	49,794
Securities lent for cash collateral (2)	2,637	2,637	2,716	2,716
Securities lent for securities collateral (2)	21,712	21,712	24,355	24,355
	$111,394	$111,380	$91,092	$90,824
Associated liabilities (3)	$111,704	$111,655	$90,901	$90,868

(1)
Consists mainly of Canadian residential mortgage loans transferred to Canada Housing Trust. Certain cash in transit balances related to the securitization process amounting to $410 million (2023: $541 million) have been applied to reduce these balances.

(2)
Does not include over-collateralization of assets pledged. Repurchase and securities lending arrangements are conducted with both CIBC-owned and third-party assets on a pooled basis. The carrying amounts represent an estimated allocation related to the transfer of our own financial assets.

(3)	Includes the obligation to return off-balance sheet securities collateral on securities lent and fair value hedge basis adjustments.